Average Annual Total Returns - Class L Shares - Janus Henderson Mid Cap Value Fund		Class L Return Before Taxes 1 Year	Class L Return Before Taxes 5 Years	Class L Return Before Taxes 10 Years	Class L Return Before Taxes Since Inception	Class L Return Before Taxes Inception Date	Class L Return After Taxes on Distributions 1 Year	Class L Return After Taxes on Distributions 5 Years	Class L Return After Taxes on Distributions 10 Years	Class L Return After Taxes on Distributions Since Inception	Class L Return After Taxes on Distributions Inception Date	Class L Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class L Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class L Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class L Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class L Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	[1]	(1.45%)	8.70%	8.03%	10.84%	Aug. 12, 1998	(1.69%)	6.80%	5.38%	8.82%	Aug. 12, 1998	(0.69%)	[2]	6.60%	[2]	5.91%	[2]	8.80%	[2]	Aug. 12, 1998	[2]	4.96%	9.73%	10.49%	9.37%

[1]	Fund returns for periods prior to the Fund’s adoption of share classes reflect a 0.25% 12b-1 fee, which has not been paid by the Class L Shares (formerly named Institutional Shares) since the class commenced investment operations on May 17, 2002.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.